Business combination (Details 16) - Box 1824 - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration	R$ 20,768
Less: Balances acquired – Cash and cash equivalents	(1,728)
Net outflow of cash - investing activities	R$ 19,040	R$ 19,040	R$ 0	R$ 0